Summary of Significant Accounting Policies - Schedule of Acquisition of Fixed Assets (Details) - USD ($)	3 Months Ended			12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Employee stock awards			$ 482,432	$ 1,172,974	$ 160,000
Executive stock grant expense	$ (201,512)	$ (111,402)	(106,563)	(703,030)
SWK patent acquisition				4,624,005
Jagemann Munition Components acquired intangible assets				5,912,305
Stock and warrants issued for convertible promissory notes				358,800
Warrants issued for services			125,000		67,000
Common stock issued for legal, advisory and consulting fees					454,625
Common stock for licensing agreement					125,000
Patent acquisition, noncash element					750,000
Warrants issued for interest					46,188
Assets acquired in foreclosure					543,115
Common Stock issued for prepaid legal fees					224,000
Level 1 [Member]
Employee stock awards
Executive stock grant expense
SWK patent acquisition
Jagemann Munition Components acquired intangible assets
Stock and warrants issued for convertible promissory notes
Warrants issued for services
Common stock issued for legal, advisory and consulting fees
Common stock for licensing agreement
Patent acquisition, noncash element
Warrants issued for interest
Assets acquired in foreclosure
Common Stock issued for prepaid legal fees
Level 2 [Member]
Employee stock awards			482,432	1,172,974	160,000
Executive stock grant expense			106,563	703,030
SWK patent acquisition
Jagemann Munition Components acquired intangible assets
Stock and warrants issued for convertible promissory notes				358,800
Warrants issued for services
Common stock issued for legal, advisory and consulting fees					454,625
Common stock for licensing agreement					125,000
Patent acquisition, noncash element
Warrants issued for interest
Assets acquired in foreclosure
Common Stock issued for prepaid legal fees					224,000
Level 3 [Member]
Employee stock awards
Executive stock grant expense
SWK patent acquisition				4,624,005
Jagemann Munition Components acquired intangible assets				5,912,305
Stock and warrants issued for convertible promissory notes
Warrants issued for services			$ 125,000		67,000
Common stock issued for legal, advisory and consulting fees
Common stock for licensing agreement
Patent acquisition, noncash element					750,000
Warrants issued for interest					46,188
Assets acquired in foreclosure					543,115
Common Stock issued for prepaid legal fees